Income Tax - Summary of Major Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Deferred income tax:
Income tax expense reported in the consolidated statements of operations	$ (4,596)	$ (7,486)	$ (7,763)	$ (9,092)